Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Nonvested Shares

A summary of changes in the Company’s nonvested shares for the year follows:

	Number of shares	Weighted- Average Grant- Date Per Share Fair Value

Balance at December 31, 2024	325,106	5.05
Granted	-	-
Vested	-	-
Forfeited	(27,662)	5.05
Non-vested at June 30, 2025	297,444	5.05

	Number of shares	Weighted- Average Grant- Date Per Share Fair Value

Balance at December 31, 2023	-	-
Granted	6,512,781	4.24
Vested	(6,176,756)	4.22
Forfeited	(10,919)	5.05
Non-vested at June 30, 2024	325,106	5.05